Cover	Jul. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity File Number	001-43180
Entity Registrant Name	Fundrise Innovation Fund, LLC
Entity Central Index Key	0001867090
Entity Tax Identification Number	87-1067031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Dupont Circle NW
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	584-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Limited Liability Company Interests
Trading Symbol	VCX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false